Commitment and Contingencies (Tables)	12 Months Ended
Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Summary of Minimum Payments Related to Agreements
Our
off-balance
sheet commitments consist of guaranteed minimum payments to local transit municipalities and airport authorities for agreements which entitle us to rent advertising space to customers, in airports and on buses, benches or shelters. These agreements no longer meet the criteria of a lease under ASC 842,
Leases
, adopted on January 1, 2019 and are a result from our normal course of business. The following is a summary of the minimum payments related to these agreements.

2021	$30,775
2022	$26,640
2023	$19,357
2024	$16,247
2025	$12,679
Thereafter	$4,515